Leases - Leases before IFRS 16 application (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating leases (as lessee)
Operating leases instalments recognized as an expense	€ 84,299	€ 80,136
Future minimum payments on non-cancellable operating leases	400,579	262,343
2020
Operating leases (as lessee)
Future minimum payments on non-cancellable operating leases	63,959	46,541
Between 1 and 5 years
Operating leases (as lessee)
Future minimum payments on non-cancellable operating leases	200,156	156,897
More than 5 years
Operating leases (as lessee)
Future minimum payments on non-cancellable operating leases	€ 136,464	€ 58,905